Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2019
Registrant Name	MFS SERIES TRUST X
Entity Central Index Key	0000783740
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 27, 2020
Document Effective Date	Feb. 28, 2020
Prospectus Date	Feb. 28, 2020
MFS® Emerging Markets Debt Local Currency Fund | R6
Prospectus:
Trading Symbol	EMLNX
MFS® Emerging Markets Debt Local Currency Fund | R4
Prospectus:
Trading Symbol	EMLMX
MFS® Emerging Markets Debt Local Currency Fund | R3
Prospectus:
Trading Symbol	EMLLX
MFS® Emerging Markets Debt Local Currency Fund | R2
Prospectus:
Trading Symbol	EMLKX
MFS® Emerging Markets Debt Local Currency Fund | R1
Prospectus:
Trading Symbol	EMLJX
MFS® Emerging Markets Debt Local Currency Fund | I
Prospectus:
Trading Symbol	EMLIX
MFS® Emerging Markets Debt Local Currency Fund | C
Prospectus:
Trading Symbol	EMLCX
MFS® Emerging Markets Debt Local Currency Fund | B
Prospectus:
Trading Symbol	EMLBX
MFS® Emerging Markets Debt Local Currency Fund | A
Prospectus:
Trading Symbol	EMLAX